Value Line Larger Companies Fund, Inc.

Supplement dated June 16, 2011 to
Summary Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Portfolio Manager.  Mark Spellman has principal responsibility for the day-to-day management of the Fund’s portfolio. While the Fund is actively managed, Mr. Spellman relies primarily on the results of the Ranking System, a proprietary quantitative system. Mr. Spellman has been the Fund’s portfolio manager since June of 2011.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

Value Line Larger Companies Fund, Inc.

Supplement dated June 16, 2011 to
Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Portfolio Manager.  Mark Spellman has principal responsibility for the day-to-day management of the Fund’s portfolio. While the Fund is actively managed, Mr. Spellman relies primarily on the results of the Ranking System, a proprietary quantitative system. Mr. Spellman has been the Fund’s portfolio manager since June of 2011.

The section under the caption “Portfolio Management” on page 12 is hereby deleted and replaced with the following:

Mark Spellman has principal responsibility for the day-to-day management of the Fund’s portfolio using primarily a quantitative investment strategy which relies on the Ranking System. Mr. Spellman has been with the Adviser since May 2011 and the portfolio manager of the Fund since June 2011. Prior to joining the Adviser, Mr. Spellman was a consultant and owner of Chestnut Asset Management LLC, where he provided advice on the investment management and broker-dealer industries from April of 2010.  From October 2005 to June 2009, Mr. Spellman worked for MacKay Shields LLC as lead portfolio manager of the mid-cap value equity product.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Value Line Larger Companies Fund, Inc.

Supplement dated June 16, 2011 to
the Statement of Additional Information dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

The section under the caption “Portfolio Managers” on page B-18 is hereby deleted and replaced with the following:

Mark Spellman has principal responsibility for the day-to-day management of the Fund’s portfolio using a primarily quantitative investment strategy which relies on the Value Line Timeliness Ranking System.

Compensation. Each portfolio manager employed by the Adviser receives a fixed base salary and customary benefits that are offered generally to all full-time and some part-time employees of the Adviser. In addition, a manager may receive an annual bonus in the Adviser’s discretion. Base salary is normally reevaluated on an annual basis. Any bonus is completely discretionary and may be in excess of a manager’s base salary. The profitability of the Adviser and the after tax investment performance of the accounts that the portfolio manager is responsible for are factors in determining the manager’s overall compensation. The level of any bonus compensation may be influenced by the relative performance of the accounts managed by the portfolio manager or the financial performance of the Adviser. However, as noted, all bonus compensation is discretionary and the Adviser does not employ formulas with respect to either of these factors to compute a portfolio manager’s bonus. There are no differences in a portfolio manager’s compensation structure for managing mutual funds or private accounts.

Other Accounts Managed. Mark Spellman is primarily or jointly responsible for the day-to-day management of two Value Line mutual funds with combined total assets at May 31, 2011 of approximately $542 million.

Material Conflicts of Interest. The Adviser’s portfolio managers typically manage more than one account. Portfolio managers make investment decisions for each account based on the investment objectives and policies of each such account. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not take full advantage of that opportunity because the opportunity may need to be allocated among more than one account. In addition, a portfolio manager may purchase or sell securities for one account and not another account. The Adviser’s private accounts, like the Fund, pay an advisory fee based primarily upon the size of the accounts. None of the accounts pay performance-related fees. Investments are allocated among all of the Adviser’s accounts in a manner which the Adviser deems to be fair and equitable.

Ownership of Securities. Mark Spellman does not own any shares of the Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Value Line Income & Growth Fund, Inc.

Supplement dated June 16, 2011 to
Summary Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Portfolio Manager. Mark Spellman is primarily responsible for the day-to-day management of the Fund’s equity portfolio.  Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio.  Mr. Spellman has been the Fund’s portfolio manager since June 2011; Ms. Rosenberg has been a portfolio manager of the Fund since 2011.
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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

Value Line Income & Growth Fund, Inc.

Supplement dated June 16, 2011 to
Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

The section under the caption “Management” on page 6 is hereby deleted and replaced with the following:

Portfolio Manager. Mark Spellman is primarily responsible for the day-to-day management of the Fund’s equity portfolio.  Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio.  Mr. Spellman has been the Fund’s portfolio manager since June 2011; Ms. Rosenberg has been a portfolio manager of the Fund since 2011.

The section under the caption “Portfolio Management” on page 13 is hereby deleted and replaced with the following:

Mark Spellman is primarily responsible for the day-to-day management of the Fund’s equity portfolio. Mr. Spellman has been with the Adviser since May 2011 and the portfolio manager of the Fund since June 2011. Prior to joining the Adviser, Mr. Spellman was a consultant and owner of Chestnut Asset Management LLC, where he provided advice on the investment management and broker-dealer industries from April 2010.  From October 2005 to June 2009, Mr. Spellman worked for MacKay Shields LLC as lead portfolio manager of the mid-cap value equity product. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been a portfolio manager of the Fund since 2011. From May 2008 until December 2008 she was a client portfolio manager with MEAG New York, formerly Munich Re Capital Management. From August 2004 until April 2008, she was Director of Portfolio Management at XL Capital Ltd. There is additional information in the Statement of Additional Information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Value Line Income & Growth Fund, Inc.

Supplement dated June 16, 2011 to
the Statement of Additional Information dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

The section under the caption “Portfolio Manager” on pages B-17 and B-18 is hereby deleted and replaced with the following:

Mark Spellman is primarily responsible for the day-to-day management of the Fund’s equity portfolio.  Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio.

Compensation. Each portfolio manager employed by the Adviser receives a fixed base salary and customary benefits that are offered generally to all full-time and some part-time employees of the Adviser. In addition, a manager may receive an annual bonus in the Adviser’s discretion. Base salary is normally reevaluated on an annual basis. Any bonus is completely discretionary and may be in excess of a manager’s base salary. The profitability of the Adviser and the after tax investment performance of the accounts that the portfolio manager is responsible for are factors in determining the manager’s overall compensation. The level of any bonus compensation may be influenced by the relative performance of the accounts managed by the portfolio manager or the financial performance of the Adviser. However, as noted, all bonus compensation is discretionary and the Adviser does not employ formulas with respect to either of these factors to compute a portfolio manager’s bonus. There are no differences in a portfolio manager’s compensation structure for managing mutual funds or private accounts.

Other Accounts Managed. Mark Spellman is primarily or jointly responsible for the day-to-day management of two Value Line mutual funds with combined total assets at May 31, 2011 of approximately $542 million. Liane Rosenberg is primarily or jointly responsible for the day-to-day management of four Value Line mutual funds with combined total assets at May 31, 2011 of approximately $533 million.

Material Conflicts of Interest. The Adviser’s portfolio managers typically manage more than one account. Portfolio managers make investment decisions for each account based on the investment objectives and policies of each such account. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not take full advantage of that opportunity because the opportunity may need to be allocated among more than one account. In addition, a portfolio manager may purchase or sell securities for one account and not another account. The Adviser’s private accounts, like the Fund, pay an advisory fee based primarily upon the size of the accounts. None of the accounts pay performance-related fees. Investments are allocated among all of the Adviser’s accounts in a manner which the Adviser deems to be fair and equitable.

Ownership of Securities. Neither of the portfolio managers own any shares of the Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE